Segmented Information (Details) - Schedule of Non Current Asset Geographic Area Information - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Segmented Information (Details) - Schedule of Non Current Asset Geographic Area Information [Line Items]
Long-term receivable total	$ 143	$ 146	$ 150
Right of use asset total	771	812	887
Equipment total	191	200	207
Intangibles total	7,633	$ 7,481	6,988
CANADA
Segmented Information (Details) - Schedule of Non Current Asset Geographic Area Information [Line Items]
Long-term receivable total
Right of use asset total	126		177
Equipment total
Intangibles total	70
EMEA [Member]
Segmented Information (Details) - Schedule of Non Current Asset Geographic Area Information [Line Items]
Right of use asset total	645		710
Equipment total	191		207
Intangibles total	$ 7,563		$ 6,988